Share Capital and Additional Paid-in Capital (Details) - USD ($)	1 Months Ended													12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital and Additional Paid-in Capital
Capital distribution						$ 14,500,000	$ 35,400,000	$ 35,400,000	$ 21,300,000	$ 19,300,000	$ 48,300,000	$ 51,500,000	$ 40,200,000		$ 106,562,497	$ 159,360,835
Capital distribution per share						$ 0.45	$ 1.1	$ 1.1	$ 0.66	$ 0.6	$ 1.5	$ 1.6	$ 1.25		$ 3.31	$ 4.95
Dividend paid	$ 26,600,000		$ 22,500,000	$ 10,300,000	$ 11,300,000									$ 70,681,085
Dividend paid per share	$ 0.75		$ 0.7	$ 0.32	$ 0.35									$ 2.12
Direct offering of common shares		3,239,436
Gross price per share in direct offering of common shares		$ 35.5
Net proceeds from direct offering of common shares		$ 110,400,000												$ 110,392,854
Common shares
Share Capital and Additional Paid-in Capital
Number of shares outstanding	35,433,544													35,433,544
Number of treasury shares	695,892													695,892